RIGHT TO USE ASSETS AND LEASE LIABILITITY (Details Narrative)				12 Months Ended
	Jul. 02, 2021 USD ($) m²	May 09, 2019 USD ($) m²	Jan. 23, 2017 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 16, 2021 USD ($)	Apr. 05, 2021 USD ($)	Sep. 05, 2019 USD ($) ft²	Sep. 13, 2017 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments			$ 960	$ 3,683	$ 13,092
Right of use assets	$ 241,800			104,124	365,025
Lease liabilities				44,577	$ 124,909
Lease term	5 years	5 years						2 years
Area of land | ft²								5,000
Annual rent, year one						$ 42,000		$ 42,000	$ 39,200
Annual rent, year two						$ 44,800		$ 44,800	$ 42,000
Lease expenses				87,874
Socialist Republic Of Vietnam [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Area of land | m²	6,000	4,560.57
Annual rent, year one	$ 8,645	$ 45,150
Annual rent, year two		$ 45,150
Rent increase percentage		5.00%
Operating Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments				2,508
Operating Lease Agreements [Member] | Socialist Republic Of Vietnam [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments	$ 8,645
Area of land | m²	6,000	4,560.57
Annual rent, year two		$ 45,150
Removal Of New Guidance [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Right of use assets							$ 44,419
Lease liabilities							$ 44,419
Adoption Of New Guidance [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Right of use assets				79,862
Lease liabilities				$ 79,862